Acquisition (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($)
Business Acquisition [Line Items]
Fair value of purchase price	$ 11,443
Inventory [Member]
Business Acquisition [Line Items]
Fair value of purchase price	3,472
Customer Relationships [Member]
Business Acquisition [Line Items]
Fair value of purchase price	$ 2,614	[1]
Amortization period (years)	5.0	[1]
Non-competition agreement [Member]
Business Acquisition [Line Items]
Fair value of purchase price	$ 265	[2]
Amortization period (years)	4.0
Goodwill [Member]
Business Acquisition [Line Items]
Fair value of purchase price	$ 5,092
Amortization period (years)	Infinite

[1]	Customer relationships represent the underlying relationships and agreements with SPSI's installed customer base and are amortized over the useful life of the agreements using straight-line method.
[2]	Non-competition agreement is amortized over the useful life of the agreement using straight-line method.